ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Government authorities	$76	$27
Accrued expenses	1,046	671
Uncertain tax position liability	222	-
Tax liabilities	630	-
Others	154	61

	$2,128	$759